Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Capital Stock

NOTE 5 – CAPITAL STOCK

The Company’s capitalization is 100,000,000 shares of common stock with a par value of $0.0001 per share and 20,000,000 shares of preferred stock having a par value of $0.0001 per share. The Company had 76,772,000 and 66,772,000 shares of common stock issued and outstanding as of September 30, 2018 and December 31, 2017 and 2016. The Company had no preferred stock issued and outstanding as of September 30, 2018, and December 31, 2017.

On August 9, 2018, the Company issued 1,000,000 shares of its common stock to a consultant for consulting fees. Those shares are fair valued for $0.026 per share for a total of $26,000.

On August 9, 2018, the Company issued 3,000,000 shares each of its common stock to our 3 officers. Those shares are fair valued for $0.026 per share for a total of $234,000.

NOTE 5 – CAPITAL STOCK

The Company’s capitalization is 100,000,000 shares of common stock with a par value of $0.0001 per share and 20,000,000 shares of preferred stock having a par value of $0.0001 per share. The Company had 66,772,000 and 13,872,000 shares of common stock issued and outstanding as of December 31, 2017 and 2016. The Company had no preferred stock issued and outstanding as of December 31, 2017 and 2016.

On September 2, 2017, the company issued 1,000,000 shares of its common stock to pay for past consulting fees. Those shares are fair valued for $0.026 per share for a total of $26,000.

On September 22, 2017, the company issued 21,900,000 shares of its common stock, at par value, to pay for past consulting fees. The shares were issued to three members of management, considered related parties. Those shares are fair valued for $0.026 per share for a total of $569,400.

On November 17, 2017, the company issued 30,000,000 shares of its common stock, at par value, to pay for past consulting fees. The shares were issued to three members of management, considered related parties. Those shares are fair valued for $0.026 per share for a total of $780,000.